Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	AMERICAN FUNDS TARGET DATE RETIREMENT SERIES
Entity Central Index Key	0001380175
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 25, 2024
Document Effective Date	Jan. 25, 2024
Prospectus Date	Jan. 01, 2024
American Funds 2035 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AAFTX
American Funds 2035 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAFTX
American Funds 2035 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBFTX
American Funds 2035 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCFTX
American Funds 2035 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDFTX
American Funds 2035 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REFTX
American Funds 2035 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFFTX
American Funds 2035 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCFTX
American Funds 2035 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAQTX
American Funds 2035 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBFTX
American Funds 2035 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEFX
American Funds 2035 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHFTX
American Funds 2035 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FDFTX
American Funds 2035 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDFHX
American Funds 2030 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AAETX
American Funds 2030 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAETX
American Funds 2030 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBETX
American Funds 2030 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCETX
American Funds 2030 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDETX
American Funds 2030 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REETX
American Funds 2030 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFETX
American Funds 2030 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCETX
American Funds 2030 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAETX
American Funds 2030 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBETX
American Funds 2030 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEEX
American Funds 2030 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHETX
American Funds 2030 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FCETX
American Funds 2030 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDFMX
American Funds 2025 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AADTX
American Funds 2025 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RADTX
American Funds 2025 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBDTX
American Funds 2025 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCDTX
American Funds 2025 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDDTX
American Funds 2025 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REDTX
American Funds 2025 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFDTX
American Funds 2025 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCDTX
American Funds 2025 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAPTX
American Funds 2025 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBDTX
American Funds 2025 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEDX
American Funds 2025 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHDTX
American Funds 2025 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FDDTX
American Funds 2025 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDLMX
American Funds 2020 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AACTX
American Funds 2020 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RACTX
American Funds 2020 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBCTX
American Funds 2020 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCCTX
American Funds 2020 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDCTX
American Funds 2020 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	RECTX
American Funds 2020 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RRCTX
American Funds 2020 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCCTX
American Funds 2020 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAOTX
American Funds 2020 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBCTX
American Funds 2020 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEHX
American Funds 2020 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHCTX
American Funds 2020 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FCCTX
American Funds 2020 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDAMX
American Funds 2015 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCJTX
American Funds 2015 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDBTX
American Funds 2015 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REJTX
American Funds 2015 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AABTX
American Funds 2015 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAJTX
American Funds 2015 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBJTX
American Funds 2015 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFJTX
American Funds 2015 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCBTX
American Funds 2015 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAKTX
American Funds 2015 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBBTX
American Funds 2015 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEJX
American Funds 2015 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHBTX
American Funds 2015 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FDBTX
American Funds 2015 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDQMX
American Funds 2010 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AAATX
American Funds 2010 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAATX
American Funds 2010 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBATX
American Funds 2010 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCATX
American Funds 2010 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDATX
American Funds 2010 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REATX
American Funds 2010 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFTTX
American Funds 2010 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCATX
American Funds 2010 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAATX
American Funds 2010 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBATX
American Funds 2010 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEAX
American Funds 2010 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHATX
American Funds 2010 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	DJTFX
American Funds 2010 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDMMX